UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22242
Van Kampen Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited)

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Government Obligations 72.6%
		Brazil 3.6%
BRL	475	Brazil Notas do Tesouro Nacional	10.000%	01/01/14	$234,418
	1,573	Brazil Notas do Tesouro Nacional	10.000	01/01/17	726,683

					961,101

		Canada 1.8%
CAD	300	Canadian Government Bond	1.000	09/01/11	280,517
	200	Canadian Government Bond	4.000	06/01/17	199,366

					479,883

		Colombia 1.1%
COP	150,000	Colombia Government International Bond	12.000	10/22/15	92,618
	339,000	Republic of Colombia	9.850	06/28/27	198,016

					290,634

		Denmark 0.9%
DKK	1,200	Denmark Government Bond	4.000	11/15/17	234,465

		Ecuador 0.4%
USD	100	Ecuador Government International Bond	9.375	12/15/15	96,000

		France 3.2%
EUR	150	France Government Bond O.A.T	3.750	04/25/17	218,014
	100	France Government Bond O.A.T	4.000	10/25/13	148,554
	200	France Government Bond O.A.T	5.500	04/25/29	330,442
	100	French Treasury Note BTAN	4.500	07/12/12	148,721

					845,731

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Germany 5.8%
EUR	500	Bundesrepublik Deutschland	3.250%	07/04/15	$723,182
	285	Bundesrepublik Deutschland	4.000	01/04/18	423,987
	70	Bundesrepublik Deutschland	4.250	07/04/17	106,022
	190	Bundesrepublik Deutschland	4.750	07/04/34	294,521

					1,547,712

		Greece 1.0%
	200	Hellenic Republic Government Bond	5.250	05/18/12	269,131

		Hungary 2.3%
HUF	58,180	Hungary Government Bond	6.750	02/24/17	280,000
	64,210	Hungary Government Bond	7.250	06/12/12	332,222

					612,222

		Italy 2.9%
EUR	270	Italy Buoni Poliennali Del Tesoro	4.000	02/01/17	386,987
	100	Italy Buoni Poliennali Del Tesoro	6.000	05/01/31	160,860
USD	200	Italian Republic	5.375	06/12/17	216,587

					764,434

		Japan 9.8%
JPY	30,000	Japan Government 10-Year Bond	1.400	09/20/15	346,806
	110,000	Japan Government 10-Year Bond	1.500	09/20/14	1,275,968
	30,000	Japan Government 10-Year Bond	1.700	09/20/17	350,973
	25,000	Japan Government 20-Year Bond	2.100	12/20/28	279,022
	35,000	Japan Government 30-Year Bond	1.700	06/20/33	349,220

					2,601,989

		Malaysia 1.3%
MYR	728	Malaysia Government Bond	3.833	09/28/11	217,759

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Malaysia (continued)
MYR	400	Malaysia Government Bond	5.094%	04/30/14	$124,236

					341,995

		Mexico 4.0%
MXN	3,800	Mexican Bonos	7.750	12/14/17	291,537
	1,040	Mexican Bonos	8.500	05/31/29	79,762
	820	Mexican Bonos	8.500	11/18/38	61,078
	7,010	Mexican Bonos	10.000	12/05/24	620,235

					1,052,612

		Netherlands 2.7%
EUR	230	Netherlands Government Bond	4.000	01/15/37	316,837
	200	Netherlands Government Bond	4.250	07/15/13	299,504
	70	Netherlands Government Bond	4.500	07/15/17	106,178

					722,519

		Norway 0.3%
NOK	500	Norway Government Bond	6.000	05/16/11	88,296

		Peru 0.4%
PEN	260	Peru Government Bond	8.600	08/12/17	111,062

		Poland 3.3%
PLN	230	Poland Government Bond	4.250	05/24/11	78,791
	1,105	Poland Government Bond	5.500	10/25/19	363,281
	1,000	Poland Government Bond	6.250	10/24/15	353,357
EUR	50	Poland Government International Bond	5.875	02/03/14	75,477

					870,906

		South Africa 2.5%
ZAR	5,844	South Africa Government Bond	7.250	01/15/20	670,164

		Sweden 0.6%
SEK	500	Sweden Government Bond	4.500	08/12/15	74,224

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Sweden (continued)
SEK	500	Sweden Government Bond	5.500%	10/08/12	$74,544

					148,768

		Thailand 1.3%
THB	4,000	Thailand Government Bond	3.625	05/22/15	122,080
	7,000	Thailand Government Bond	5.250	05/12/14	229,610

					351,690

		Turkey 4.2%
TRY	549	Turkey Government Bond	*	02/02/11	340,488
	328	Turkey Government Bond	*	05/11/11	198,128
	530	Turkey Government Bond	*	08/03/11	314,119
	85	Turkey Government Bond	10.000	02/15/12	64,529
	280	Turkey Government Bond	16.000	03/07/12	212,327

					1,129,591

		Ukraine 0.3%
USD	100	Ukraine Government International Bond	6.580	11/21/16	84,010

		United Kingdom 3.0%
GBP	250	United Kingdom Treasury Gilt	4.250	06/07/32	391,724
	50	United Kingdom Treasury Gilt	4.500	03/07/13	85,564
	180	United Kingdom Treasury Gilt	5.000	03/07/18	313,838

					791,126

		United States 14.8%
USD	250	United States Treasury Bond	1.375	11/15/12	250,703
	250	United States Treasury Bond	3.500	02/15/39	209,532
	300	United States Treasury Bond	5.375	02/15/31	339,656
	700	United States Treasury Note	1.125	12/15/11	705,004
	550	United States Treasury Note	2.000	11/30/13	554,426
	200	United States Treasury Note	2.375	08/31/14	201,953
	450	United States Treasury Note	3.500	02/15/18	455,731
	680	United States Treasury Note	4.250	08/15/15	740,616

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		United States (continued)
USD	450	United States Treasury Note	4.500%	05/15/17	$490,571

					3,948,192

		Venezuela 1.1%
	90	Venezuela Government International Bond	9.000	05/07/23	63,900
	40	Venezuela Government International Bond	9.250	09/15/27	30,300
	280	Venezuela Government International Bond	9.250	05/07/28	196,700

					290,900

		Total Government Obligations 72.6%			19,305,133

		Agency Bonds 17.6%
		Australia 1.7%
USD	150	Australia & New Zealand Banking Group Ltd.	3.200	12/15/11	155,408
	200	Commonwealth Bank of Australia (a)	2.900	09/17/14	201,437
AUD	100	New South Wales Treasury Corp.	6.000	05/01/12	90,515

					447,360

		Austria 0.3%
EUR	50	Erste Group Bank AG	3.375	02/19/14	71,618

		Denmark 0.7%
USD	170	Danske Bank AS (a)	2.500	05/10/12	174,201

		France 1.5%
EUR	100	Caisse d’Amortissement de la Dette Sociale	4.500	09/04/13	150,011
USD	150	Societe Financement de l’Economie Francaise (a)	2.125	01/30/12	153,065

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		France (continued)
USD	100	Societe Financement de l’Economie Francaise (a)	2.250%	06/11/12	$102,185

					405,261

		Germany 1.8%
JPY	35,000	Kreditanstalt fuer Wiederaufbau	1.350	01/20/14	397,050
GBP	50	Kreditanstalt fuer Wiederaufbau	5.125	01/07/11	83,110

					480,160

		Japan 1.5%
	170	Japan Finance Corp.	2.125	11/05/12	172,319
JPY	20,000	Japan Finance Organization for Municipalities	1.900	06/22/18	234,566

					406,885

		Luxembourg 2.1%
JPY	20,000	European Investment Bank	1.250	09/20/12	227,152
	10,000	European Investment Bank	1.400	06/20/17	113,837
EUR	150	European Investment Bank	5.375	10/15/12	228,090

					569,079

		Netherlands 2.2%
USD	125	Achmea Hypotheekbank NV (a)	3.200	11/03/14	126,911
USD	80	Bank Nederlandse Gemeenten	2.000	09/17/12	80,645
EUR	150	Fortis Bank Nederland NV	3.000	04/17/12	213,986
USD	150	LeasePlan Corp. NV (a)	3.000	05/07/12	154,592

					576,134

		New Zealand 0.6%
	150	Westpac Securities NZ Ltd. (a)	2.500	05/25/12	153,170

		Republic of Korea (South Korea) 0.9%
	200	Export-Import Bank of Korea	8.125	01/21/14	232,104

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Spain 0.5%
EUR	100	Caja Ahorros Barcelona	3.375%	02/03/12	$142,554

		Sweden 1.6%
USD	150	Swedbank AB (a)	3.000	12/22/11	154,521
EUR	100	Swedbank AB	3.375	05/27/14	143,132
EUR	100	Svensk Exportkredit AB	3.625	05/27/14	143,613

					441,266

		United Kingdom 0.6%
USD	150	Barclays Bank PLC (a)	2.700	03/05/12	154,327

		United States 1.6%
EUR	150	Goldman Sachs Group, Inc. (FDIC Guaranteed)	3.500	12/08/11	215,305
	150	JPMorgan Chase & Co. (FDIC Guaranteed)	3.625	12/12/11	216,146

					431,451

		Total Agency Bonds 17.6%			4,685,570

		Corporate Bonds 3.4%
		Germany 1.2%
IDR	2,800,000	Deutsche Bank AG (a)	11.500	09/23/19	328,558

		United Kingdom 2.2%
IDR	5,559,000	JPMorgan Chase Bank (a)	9.000	09/15/18	571,129

Total Corporate Bonds 3.4%					899,687

Total Long-Term Investments 93.6% (Cost $24,433,217)					24,890,390

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Description	Value

Eurodollar Time Deposit 5.5%
State Street Bank & Trust Co. ($1,471,064 par, yielding 0.01%, 02/01/10 maturity) (Cost $1,471,064)	$1,471,064

Total Investments 99.1%
(Cost $25,904,281)	26,361,454

Foreign Currency 0.7%
(Cost $204,197)	197,462

Other Assets in Excess of Liabilities 0.2%	45,822

Net Assets 100.0%	$26,604,738

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Colombian Peso
DKK—Danish Krone
EUR—Euro
GBP—UK Pound Sterling
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
PEN—Peruvian New Sol
PLN—Polish New Zloty
SEK—Swedish Krona
THB—Thai Baht
TRY—New Turkish Lira
USD—U.S. Dollar
ZAR—South African Rand

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of January 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
292,000 expiring 02/12/10	US$	$258,047	$(9,616)

Canadian Dollar
95,000 expiring 02/12/10	US$	88,846	(3,774)

Euro
18,000 expiring 02/11/10	US$	24,956	(1,007)
100,000 expiring 02/11/10	US$	138,647	(2,627)

			(3,634)

Japanese Yen
8,300,000 expiring 02/26/10	EUR	91,959	980
90,000,000 expiring 02/26/10	US$	997,141	5,245
90,250,000 expiring 02/26/10	US$	999,911	4,746

			10,971

Malaysian Ringgit
290,000 expiring 02/24/10	US$	84,932	(1,868)

Norwegian Krone
1,000,000 expiring 02/18/10	EUR	168,710	(9,574)
1,530,000 expiring 02/18/10	US$	258,126	(13,223)

			(22,797)

Polish Zloty
500,000 expiring 02/18/10	US$	170,990	(3,229)

Pound Sterling
140,000 expiring 02/24/10	US$	223,753	(4,610)

Republic of Korea Won
198,000,000 expiring 02/24/10	US$	170,323	(5,719)
168,192,000 expiring 07/28/10	US$	144,051	(692)
190,058,000 expiring 07/28/10	US$	162,779	(221)

			(6,632)

Russian Ruble
3,500,000 expiring 02/16/10	US$	115,017	(2,236)
7,500,000 expiring 02/16/10	US$	246,466	(6,145)

			(8,381)

Total Long Contracts			(53,570)

Van Kampen Global Bond Fund

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Depreciation	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Australian Dollar
80,000 expiring 02/12/10	US$	$70,698	$2,709

Canadian Dollar
250,000 expiring 02/12/10	US$	233,805	7,739

Danish Krone
965,000 expiring 02/18/10	US$	179,670	8,205

Euro
60,000 expiring 02/11/10	US$	83,188	2,504
90,000 expiring 02/11/10	US$	124,782	6,332
115,000 expiring 02/11/10	US$	159,444	1,045
190,000 expiring 02/11/10	US$	263,429	4,705
122,389 expiring 02/18/10	NOK	169,685	8,599
65,076 expiring 02/26/10	JPY	90,222	756
280,000 expiring 06/29/10	US$	387,999	14,459

			38,400

Swedish Krona
525,000 expiring 02/18/10	US$	71,055	3,436

Total Short Contracts			60,489

Total Forward Foreign Currency Contracts			$6,919

Futures contracts outstanding as of January 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
German Euro Bond Futures, March 2010 (Current Notional Value of $162,986 per contract)	2	$278
German Euro Bond Futures, March 2010 (Current Notional Value of $171,492 per contract)	1	(69)
Japan Government 10 -Year Bond Futures, March 2010 (Current Notional Value of $1,538,911 per contract)	1	(2,537)
U.S. Treasury Notes 5 -Year Futures, March 2010 (Current Notional Value of $116,461 per contract)	3	1,492

Total Long Contracts	7	(836)

Short Contracts:
U.S. Treasury Notes 2 -Year Futures, March 2010 (Current Notional Value of $217,953 per contract)	4	(3,000)

Total Futures Contracts	11	$(3,836)

Van Kampen Global Bond Fund
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC 820), Fair Value Measurements and Disclosures (ASC 820) (formally known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant		Percent
		Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position:
Government Obligations	$—	$19,305,133	$—	$19,305,133	72.6%
Agency Bonds — Foreign Government Guaranteed	—	4,254,119	—	4,254,119	16.0
Agency Bonds — FDIC Guaranteed	—	431,451	—	431,451	1.6
Corporate Bond	—	899,687	—	899,687	3.4
Eurodollar Time Deposit	—	1,471,064	—	1,471,064	5.5
Futures	1,770	—	—	1,770	0.0 *
Forward Foreign Currency Contracts	—	71,460	—	71,460	0.3

Total Investments in an Asset Position	1,770	26,432,914	—	26,434,684	99.4

Investments in a Liability Position
Futures	(5,606)	—	—	(5,606)	(0.0)*
Forward Foreign Currency Contracts	—	(64,541)	—	(64,541)	(0.3)

Total Investments in a Liability Position	(5,606)	(64,541)	—	(70,147)	(0.3)

Total	$(3,836)	$26,368,373	$—	$26,364,537	99.1%

*	Amount is less than 0.1%

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 33.4%
Austria 0.1%
Erste Group Bank AG	148	$5,588
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	62	2,573
OMV AG	102	4,017
Telekom Austria AG	288	3,977

		16,155

Belgium 0.2%
Anheuser-Busch InBev NV	643	32,109
Belgacom SA	140	5,089
Colruyt SA	13	3,168
Delhaize Group	80	6,267
Groupe Bruxelles Lambert SA	64	5,861
KBC Groep NV (a)	123	5,334
Solvay SA	29	2,867
UCB SA	80	3,580

		64,275

Bermuda 0.1%
Axis Capital Holdings Ltd.	100	2,880
Bunge Ltd.	100	5,879
Invesco Ltd.	226	4,362
Marvell Technology Group Ltd. (a)	400	6,972
Seadrill Ltd.	400	9,064

		29,157

Canada 0.0%
Thomson Reuters Corp.	143	4,776
Tim Hortons, Inc.	100	2,864

		7,640

Denmark 0.2%
A P Moller — Maersk A/S, Class B	3	23,265
Danske Bank A/S (a)	561	13,443
Novo Nordisk A/S, Class B	437	29,578

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S (a)	239	$12,636

		78,922

Finland 0.1%
Fortum Oyj	157	4,000
Kone Oyj, Class B	280	11,255
Nokia Oyj	859	11,858
Sampo Oyj, Class A	552	13,379
Stora Enso Oyj, Class R (a)	303	1,869
UPM-Kymmene Oyj	267	2,927

		45,288

France 1.7%
Accor SA	152	7,645
Air Liquide SA	284	30,221
Alcatel-Lucent SA (a)	1,859	6,231
Alstom SA	300	19,987
AXA SA	435	8,999
BNP Paribas	559	39,809
Bouygues SA	79	3,903
Cap Gemini SA	248	10,970
Carrefour SA	406	19,855
Casino Guichard-Perrachon SA	34	2,800
Christian Dior SA	106	10,730
CNP Assurances	30	2,653
Compagnie de Saint-Gobain	90	4,324
Compagnie Generale des Etablissements Michelin, Class B	158	12,284
Credit Agricole SA	696	10,862
Dassault Systemes SA	52	2,995
Electricite de France	277	14,929
Essilor International SA	173	10,045
France Telecom SA	429	9,864

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
GDF Suez	367	$13,915
Groupe DANONE	444	25,436
Hermes International	55	7,550
Klepierre (REIT)	67	2,491
Lafarge SA	65	4,806
Lagardere SCA	99	3,846
L’Oreal SA	219	22,968
LVMH Moet Hennessy Louis Vuitton SA	269	29,421
Neopost SA	25	1,994
Pernod-Ricard SA	182	14,684
PPR	61	7,428
Publicis Groupe	101	4,119
Renault SA (a)	371	17,506
Sanofi-Aventis SA	300	22,133
Schneider Electric SA	90	9,250
SCOR SE	137	3,170
Societe Generale	369	21,438
Sodexo	170	9,328
Suez Environnement SA	496	11,269
Technip SA	101	6,830
Thales SA	73	3,301
Total SA	677	39,322
Unibail-Rodmaco SE (REIT)	43	9,342
Vallourec SA	41	7,073
Veolia Environnement	134	4,392
Vinci SA	135	7,192
Vivendi	373	9,656

		548,966

Germany 1.3%
Adidas AG	232	11,811

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Allianz SE	127	$14,059
BASF SE	333	18,881
Bayer AG	744	50,684
Bayerische Motoren Werke AG	333	14,213
Beiersdorf AG	33	1,927
Commerzbank AG (a)	1,148	8,863
Daimler AG	818	37,696
Deutsche Bank AG	173	10,532
Deutsche Boerse AG	205	13,512
Deutsche Lufthansa AG	182	2,915
Deutsche Post AG	265	4,618
Deutsche Telekom AG	666	8,622
E.ON AG	624	22,911
Fresenius Medical Care AG & Co. KGaA	299	15,182
HeidelbergCement AG	113	6,808
Henkel AG & Co. KGaA	219	9,593
Infineon Technologies AG (a)	959	5,289
K&S AG	241	13,541
Linde AG	185	20,193
MAN AG	80	5,367
Merck KGaA	51	4,547
Metro AG	90	4,935
Muenchener Rueckversicherungs-Gesellschaft AG	58	8,701
RWE AG	149	13,205
SAP AG	1,041	47,516
Siemens AG	280	25,090
ThyssenKrupp AG	191	6,035
TUI AG (a)	200	1,854
Volkswagen AG	74	6,470

		415,570

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Greece 0.1%
Alpha Bank AE (a)	300	$2,893
Hellenic Telecommunications Organization SA	220	3,000
National Bank of Greece SA (a)	710	15,386
OPAP SA	180	3,941
Piraeus Bank SA (a)	255	2,136

		27,356

Guernsey 0.0%
Resolution Ltd. (a)	189	241

Ireland 0.2%
Accenture PLC, Class A	500	20,495
Cooper Industries PLC	100	4,290
Covidien PLC	300	15,168
CRH PLC	669	16,059
Elan Corp. (a)	391	2,941
Ingersoll-Rand PLC	200	6,492
Kerry Group PLC	112	3,303
Willis Group Holdings PLC	100	2,623

		71,371

Italy 0.5%
Assicurazioni Generali SpA	1,293	30,518
Atlantia SpA	209	5,206
Banca Monte dei Paschi di Siena SpA	2,034	3,280
Banco Popolare SC (a)	513	3,236
Enel SpA	1,213	6,551
ENI SpA	710	16,537
Fiat SpA (a)	713	8,875
Finmeccanica SpA	300	4,150
Intesa Sanpaolo SpA (a)	1,185	4,503
Luxottica Group SpA	112	2,937
Mediaset SpA	632	4,786

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
Mediobanca SpA (a)	498	$5,438
Mediobanca SpA (warrants, expiring 03/18/11) (a)	475	77
Parmalat SpA	1,400	3,503
Saipem SpA	473	15,281
Snam Rete Gas SpA	626	2,942
Telecom Italia SpA	3,196	4,749
Telecom Italia SpA, RSP Shares	4,917	5,711
Terna Rete Elettrica Nationale SpA	973	3,917
UniCredit SpA (a)	2,447	6,814
Unione di Banche Italiane ScpA	496	6,830
Unione di Banche Italiane ScpA (warrants, expiring 06/30/11) (a)	496	30

		145,871

Jersey 0.1%
Experian PLC	800	7,608
Randgold Resources Ltd.	61	4,215
Shire PLC	800	15,853
WPP PLC	354	3,267

		30,943

Luxembourg 0.2%
ArcelorMittal	265	10,141
Millicom International Cellular SA (a)	125	8,958
SES SA	481	10,521
Tenaris SA	830	18,320

		47,940

Netherlands 0.6%
Aegon NV (a)	1,915	11,541
Akzo Nobel NV	75	4,479
ASML Holding NV	487	15,337
Corio NV (REIT)	28	1,723
European Aeronautic Defence and Space Co. NV	257	5,011

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Netherlands (continued)
Heineken Holding NV	87	$3,665
Heineken NV	348	17,104
ING Groep NV (a)	510	4,794
Koninklijke Ahold NV	1,014	12,761
Koninklijke DSM NV	106	4,912
Koninklijke KPN NV	1,480	24,544
Koninklijke Philips Electronics NV	250	7,557
Reed Elsevier NV	495	5,962
STMicroelectronics NV	1,201	9,749
TNT NV	455	13,004
Unilever NV	1,421	43,621
Wolters Kluwer NV	228	4,745

		190,509

Netherlands Antilles 0.4%
Schlumberger Ltd.	1,800	114,228

Norway 0.2%
DnB NOR ASA (a)	582	6,624
Norsk Hydro ASA (a)	600	4,322
Orkla ASA	600	5,399
StatoilHydro ASA	311	6,960
Telenor ASA (a)	1,083	14,115
Yara International ASA	250	10,378

		47,798

Panama 0.0%
Carnival Corp.	100	3,333

Portugal 0.1%
Banco Comercial Portugues SA, Class R	1,915	2,065
Energias de Portugal SA	1,482	5,864
Portugal Telecom SGPS SA	1,005	10,407

		18,336

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Spain 0.7%
Abertis Infraestructuras SA	542	$10,997
Acciona SA	23	2,761
ACS Actividades de Construccion y Servicios SA	270	12,678
Banco Bilbao Vizcaya Argentaria SA	602	9,146
Banco de Sabadell SA	763	4,075
Banco Popular Espanol SA	661	5,033
Banco Santander SA	1,332	18,767
Criteria Caixacorp SA	689	3,133
Enagas	142	2,948
Ferrovial SA	523	5,463
Gamesa Corp. Tecnologica SA	147	2,123
Gas Natural SDG SA	267	5,293
Iberdrola Renovables SA	676	3,001
Iberdrola SA	1,187	10,090
Industria de Diseno Textil SA	220	13,827
Red Electrica Corp. SA	182	9,135
Repsol YPF SA (a)	228	5,365
Telefonica SA	4,242	101,893

		225,728

Sweden 0.6%
Alfa Laval AB	289	3,924
Assa Abloy AB, Class B	254	4,377
Atlas Copco AB, Class A	1,000	13,531
Atlas Copco AB, Class B	700	8,425
Electrolux AB, Ser B (a)	200	4,742
Getinge AB, Class B	200	4,266
Hennes & Mauritz AB, Class B	530	31,212
Investor AB, Class B	894	15,720
Nordea Bank AB	1,296	11,897
Sandvik AB	1,300	14,106

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Sweden (continued)
Scania AB, Class B	300	$3,704
Securitas AB, Class B	14	136
Skandinaviska Enskilda Banken AB, Class A (a)	363	2,166
Skanska AB, Class B	305	4,740
SKF AB, Class B	800	12,350
Svenska Cellulosa AB, Class B	400	5,410
Svenska Handelsbanken AB, Class A	194	5,083
Swedish Match AB	437	9,166
Tele2 AB, Class B	249	3,501
Telefonaktiebolaget LM Ericsson, Class B	1,967	19,080
TeliaSonera AB	717	4,807
Volvo AB, Class B	1,437	12,076

		194,419

Switzerland 2.4%
ABB Ltd. (a)	2,426	43,877
ACE Ltd. (a)	200	9,854
Actelion Ltd. (a)	78	4,133
Adecco SA	123	6,648
Aryzta AG	65	2,575
Baloise Holding AG	40	3,327
Compagnie Financiere Richemont SA	504	16,894
Credit Suisse Group AG	1,135	49,197
Foster Wheeler AG (a)	100	2,798
Geberit AG	31	5,457
Givaudan SA	10	8,145
Holcim Ltd. (a)	240	16,525
Julius Baer Group Ltd.	384	12,615
Julius Baer Holding AG	169	1,947
Kuehne & Nagel International AG	105	10,133
Logitech International SA (a)	138	2,328

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Lonza Group AG	38	$2,681
Nestle SA	3,260	154,262
Noble Corp.	300	$12,096
Novartis AG	1,989	106,531
Roche Holding AG	659	110,677
SGS SA	7	9,012
Sonova Holding AG	96	11,877
Swatch Group AG	63	16,423
Swiss Reinsurance	249	10,856
Swisscom AG	20	7,275
Syngenta AG	99	25,306
Transocean Ltd. (a)	400	33,896
Tyco Electronics Ltd.	400	9,952
Tyco International Ltd.	400	14,172
UBS AG (a)	3,389	44,025
Weatherford International Ltd. (a)	600	9,408
Zurich Financial Services AG	40	8,476

		783,378

United Kingdom 3.9%
Admiral Group PLC	152	2,734
Amec PLC	313	3,764
Anglo American PLC (a)	1,358	49,274
Associated British Foods PLC	286	4,021
AstraZeneca PLC	367	17,063
Aviva PLC	677	4,183
BAE Systems PLC	2,450	13,789
Barclays PLC	1,327	5,683
BG Group PLC	2,943	53,895
BHP Billiton PLC	2,286	67,143
BP PLC	5,870	54,936

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	1,812	$59,744
British Land Co. PLC (REIT)	465	3,223
British Sky Broadcasting Group PLC	1,503	12,722
BT Group PLC	2,451	5,379
Bunzl PLC	300	2,979
Cable & Wireless PLC	1,973	4,442
Cadbury PLC	1,401	18,561
Cairn Energy PLC (a)	2,277	11,736
Capita Group PLC	651	7,486
Carnival PLC (a)	132	4,755
Centrica PLC	5,161	22,156
Cobham PLC	901	3,332
Compass Group PLC	2,055	13,974
Diageo PLC	2,335	39,309
Drax Group PLC	262	1,719
F&C Asset Management PLC	181	200
Firstgroup PLC	388	2,285
G4S PLC	1,933	7,767
GlaxoSmithKline PLC	4,685	91,207
Hammerson PLC (REIT)	357	2,146
Home Retail Group PLC	700	2,841
HSBC Holdings PLC	1,974	21,157
Imperial Tobacco Group PLC	960	31,010
International Power PLC	1,197	6,104
J Sainsbury PLC	1,785	9,211
Johnson Matthey PLC	254	5,928
Kingfisher PLC	3,683	12,466
Land Securities Group PLC (REIT)	467	4,739
Legal & General Group PLC	4,700	5,635
Liberty International PLC (REIT)	107	774
Lloyds TSB Group PLC (a)	25,468	20,637

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Man Group PLC	1,404	$5,302
Marks & Spencer Group PLC	1,306	7,261
National Grid PLC	1,444	14,536
Next PLC	331	10,373
Old Mutual PLC (a)	3,776	6,221
Pearson PLC	261	3,707
Prudential PLC	869	7,920
Reckitt Benckiser PLC	537	27,912
Reed Elsevier PLC	1,901	15,151
Rio Tinto PLC	1,443	69,240
Rolls-Royce Group PLC (a)	2,405	18,404
Royal Bank of Scotland Group PLC (a)	14,666	7,460
Royal Dutch Shell PLC, Class A	1,085	29,937
Royal Dutch Shell PLC, Class B	820	21,896
RSA Insurance Group PLC	2,623	5,351
SABMiller PLC	852	23,196
Sage Group PLC	936	3,533
Scottish & Southern Energy PLC	773	14,403
Serco Group PLC	22	175
Severn Trent PLC	185	3,320
Smith & Nephew PLC	1,419	14,276
Smiths Group PLC	763	12,156
Standard Chartered PLC	1,772	40,510
Standard Life PLC	1,817	5,638
Tate & Lyle PLC	370	2,333
Tesco PLC	7,013	47,436
Tullow Oil PLC	900	16,475
Unilever PLC	1,191	36,324
United Utilities Group PLC	563	4,820
Vodafone Group PLC	14,666	31,507

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
William Morrison Supermarkets PLC	2,128	$9,787
Wolseley PLC (a)	276	6,086
Xstrata PLC (a)	2,029	33,180

		1,267,935

United States 20.0%
3M Co.	500	40,245
Abbott Laboratories	1,700	89,998
Activision Blizzard, Inc. (a)	300	3,048
Adobe Systems, Inc. (a)	400	12,920
Advance Auto Parts, Inc.	100	3,945
Aetna, Inc.	300	8,991
Affiliated Computer Services, Inc., Class A (a)	100	6,152
Aflac, Inc.	100	4,843
AGCO Corp. (a)	100	3,091
Agilent Technologies, Inc. (a)	300	8,409
Air Products & Chemicals, Inc.	100	7,596
Alcoa, Inc.	600	7,638
Allergan, Inc.	300	17,250
Allstate Corp.	100	2,993
Altria Group, Inc.	1,400	27,804
Amazon.com, Inc. (a)	100	12,541
American Express Co.	1,100	41,426
American International Group, Inc. (a)	70	1,696
American Tower Corp., Class A (a)	300	12,735
Ameriprise Financial, Inc.	100	3,824
AmerisourceBergen Corp.	200	5,452
AMETEK, Inc.	100	3,644
Amgen, Inc. (a)	1,000	58,480
Amphenol Corp., Class A	100	3,984
Anadarko Petroleum Corp.	300	19,134

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Analog Devices, Inc.	200	$5,392
AOL, Inc. (a)	81	1,942
Aon Corp.	100	3,890
Apache Corp.	200	19,754
Apollo Group, Inc., Class A (a)	200	12,118
Apple, Inc. (a)	500	96,060
Applied Materials, Inc.	1,000	12,180
Archer-Daniels-Midland Co.	400	11,988
Assurant, Inc.	100	3,143
AT&T, Inc.	3,800	96,368
Automatic Data Processing, Inc.	400	16,316
Avon Products, Inc.	300	9,042
Bank of America Corp.	11,473	174,160
Bank of New York Mellon Corp.	1,500	43,635
Baxter International, Inc.	400	23,036
Becton Dickinson & Co.	100	7,537
Bed Bath & Beyond, Inc. (a)	100	3,870
Berkshire Hathaway, Inc., Class B (a)	500	38,215
Best Buy Co., Inc.	300	10,995
Biogen Idec, Inc. (a)	200	10,748
BMC Software, Inc. (a)	100	3,864
Boeing Co.	300	18,180
BorgWarner, Inc.	100	3,509
Boston Properties, Inc. (REIT)	200	12,974
Boston Scientific Corp. (a)	800	6,904
Bristol-Myers Squibb Co.	2,000	48,720
Broadcom Corp., Class A (a)	300	8,016
Burlington Northern Santa Fe Corp.	100	9,973
CA, Inc.	200	4,408
Campbell Soup Co.	100	3,311

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Capital One Financial Corp.	200	$7,372
Cardinal Health, Inc.	200	6,614
CareFusion Corp. (a)	100	2,575
Caterpillar, Inc.	500	26,120
CBS Corp., Class B	400	5,172
Celgene Corp. (a)	400	22,712
CenturyTel, Inc.	300	10,203
C.H. Robinson Worldwide, Inc.	100	5,663
Charles Schwab Corp.	1,100	20,119
Chesapeake Energy Corp.	500	12,390
Chevron Corp.	1,600	115,392
CIGNA Corp.	200	6,754
Cincinnati Financial Corp.	100	2,639
Cisco Systems, Inc. (a)	4,900	110,103
Citigroup, Inc. (a)	5,500	18,260
Citrix Systems, Inc. (a)	100	4,155
Clorox Co.	100	5,917
Coach, Inc.	200	6,976
Coca-Cola Co.	1,800	97,650
Coca-Cola Enterprises, Inc.	300	6,057
Cognizant Technology Solutions Corp., Class A (a)	200	8,732
Colgate-Palmolive Co.	400	32,012
Comcast Corp., Class A	1,300	20,579
Comcast Corp., Class Special A	600	9,084
Computer Sciences Corp. (a)	100	5,130
ConAgra Foods, Inc.	400	9,096
ConocoPhillips	1,100	52,800
Corning, Inc.	1,500	27,120
Costco Wholesale Corp.	600	34,458
C.R. Bard, Inc.	100	8,289

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
CSX Corp.	300	$12,858
Cummins, Inc.	100	4,516
CVS Caremark Corp.	1,300	42,081
Danaher Corp.	100	7,135
Darden Restaurants, Inc.	100	3,696
DaVita, Inc. (a)	100	5,976
Deere & Co.	200	9,990
Dell, Inc. (a)	1,500	19,350
DENTSPLY International, Inc.	100	3,353
Devon Energy Corp.	300	20,073
DIRECTV, Class A (a)	900	27,315
Dollar Tree, Inc. (a)	100	4,952
Dover Corp.	100	4,288
Dow Chemical Co.	700	18,963
Du Pont (E.I.) de Nemours & Co.	600	19,566
Eaton Corp.	100	6,124
eBay, Inc. (a)	700	16,114
Ecolab, Inc.	200	8,780
Electronic Arts, Inc. (a)	200	3,256
Eli Lilly & Co.	1,000	35,200
EMC Corp. (a)	2,100	35,007
Emerson Electric Co.	700	29,078
EOG Resources, Inc.	100	9,042
Equity Residential (REIT)	100	3,205
Estee Lauder Cos., Inc., Class A	100	5,252
Expeditors International of Washington, Inc.	100	3,410
Express Scripts, Inc. (a)	100	8,386
Exxon Mobil Corp.	3,100	199,733
Family Dollar Stores, Inc.	200	6,176
Fastenal Co.	100	4,148

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
FedEx Corp.	200	$15,670
Fiserv, Inc. (a)	100	4,504
FLIR Systems, Inc. (a)	100	2,958
Fluor Corp.	100	4,534
Ford Motor Co. (a)	1,000	10,840
Forest Laboratories, Inc. (a)	200	5,928
Fortune Brands, Inc.	100	4,157
Franklin Resources, Inc.	100	9,903
Freeport-McMoRan Copper & Gold, Inc.	300	20,007
GameStop Corp., Class A (a)	100	1,977
Gap, Inc.	500	9,540
General Dynamics Corp.	200	13,370
General Electric Co.	6,700	107,736
General Mills, Inc.	400	28,524
Genuine Parts Co.	100	3,768
Genzyme Corp. (a)	200	10,852
Gilead Sciences, Inc. (a)	900	43,443
Goldman Sachs Group, Inc.	300	44,616
Goodrich Corp.	100	6,191
Google, Inc., Class A (a)	100	52,942
Halliburton Co.	600	17,526
Harris Corp.	100	4,292
Harris Stratex Networks, Inc., Class A (a)	24	173
Hartford Financial Services Group, Inc.	200	4,798
Hasbro, Inc.	100	3,055
Hershey Co.	100	3,643
Hess Corp.	200	11,558
Hewlett-Packard Co.	1,900	89,433
HJ Heinz Co.	300	13,089
Home Depot, Inc.	300	8,403

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Honeywell International, Inc.	500	$19,320
Hospira, Inc. (a)	100	5,064
H&R Block, Inc.	200	4,304
Humana, Inc. (a)	100	4,862
IBM Corp.	900	110,151
Illinois Tool Works, Inc.	200	8,718
Illumina, Inc. (a)	100	3,669
Intel Corp.	3,700	71,780
International Game Technology	200	3,668
International Paper Co.	300	6,873
Intuit, Inc. (a)	200	5,922
ITT Corp.	100	4,831
Jacobs Engineering Group, Inc. (a)	100	3,779
JM Smucker Co.	100	6,007
Johnson & Johnson	2,300	144,578
Johnson Controls, Inc.	300	8,349
Joy Global, Inc.	100	4,574
JPMorgan Chase & Co.	6,600	257,004
Juniper Networks, Inc. (a)	400	9,932
Kellogg Co.	300	16,326
KeyCorp	8,200	58,876
Kimberly-Clark Corp.	400	23,756
Kohl’s Corp. (a)	300	15,111
Kraft Foods, Inc., Class A	1,400	38,724
Kroger Co.	500	10,715
L-3 Communications Holdings, Inc.	100	8,334
Laboratory Corp. of America Holdings (a)	100	7,110
Legg Mason, Inc.	100	2,578
Liberty Media-Starz, Ser A (a)	40	1,876
Life Technologies Corp. (a)	100	4,971

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Lockheed Martin Corp.	200	$14,904
Loews Corp.	300	10,731
Lorillard, Inc.	100	7,570
Lowe’s Cos., Inc.	300	6,495
Marathon Oil Corp.	500	14,905
Marriott International, Inc., Class A	200	5,246
Marsh & McLennan Cos., Inc.	500	10,780
Masco Corp.	200	2,712
Mattel, Inc.	200	3,944
McAfee, Inc. (a)	100	3,770
McCormick & Co., Inc.	100	3,630
McDonald’s Corp.	400	24,972
McGraw-Hill Cos., Inc.	200	7,090
McKesson Corp.	200	11,764
Medco Health Solutions, Inc. (a)	400	24,592
Medtronic, Inc.	700	30,023
Merck & Co., Inc.	3,095	118,167
MetLife, Inc.	300	10,596
Micron Technology, Inc. (a)	600	5,232
Microsoft Corp.	7,400	208,532
Molson Coors Brewing Co., Class B	100	4,200
Monsanto Co.	400	30,352
Moody’s Corp.	100	2,759
Mosaic Co.	100	5,351
Motorola, Inc. (a)	1,900	11,685
Murphy Oil Corp.	100	5,108
NASDAQ OMX Group, Inc. (a)	100	1,799
National-Oilwell Varco, Inc.	800	32,720
NetApp, Inc. (a)	300	8,739
Newmont Mining Corp.	300	12,858

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
News Corp., Class A	1,300	$16,393
News Corp., Class B	400	5,872
NIKE, Inc., Class B	200	12,750
Noble Energy, Inc.	100	7,394
Norfolk Southern Corp.	300	14,118
Northern Trust Corp.	100	5,052
Northrop Grumman Corp.	200	11,320
Nucor Corp.	200	8,160
NVIDIA Corp. (a)	400	6,156
NYSE Euronext	100	2,341
Occidental Petroleum Corp.	600	47,004
Omnicom Group, Inc.	200	7,060
Oracle Corp.	3,900	89,934
PACCAR, Inc.	200	7,206
Pall Corp.	100	3,447
Parker Hannifin Corp.	100	5,591
Paychex, Inc.	200	5,798
Pentair, Inc.	100	3,054
Pepsi Bottling Group, Inc.	100	3,720
PepsiCo, Inc.	1,600	95,392
Pfizer, Inc.	7,174	133,867
Pharmaceutical Product Development, Inc.	100	2,336
Philip Morris International, Inc.	1,800	81,918
Praxair, Inc.	200	15,064
Precision Castparts Corp.	100	10,525
Principal Financial Group, Inc.	300	6,915
Procter & Gamble Co.	2,500	153,875
Progressive Corp.	600	9,948
Prudential Financial, Inc.	300	14,997
QUALCOMM, Inc.	1,700	66,623

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Quest Diagnostics, Inc.	100	$5,567
Qwest Communications International, Inc.	8,300	34,943
Raytheon Co.	200	10,486
Reynolds American, Inc.	100	5,320
Rockwell Automation, Inc.	100	4,824
Rockwell Collins, Inc.	100	5,319
Ross Stores, Inc.	200	9,186
Safeway, Inc.	400	8,980
Saint Jude Medical, Inc. (a)	200	7,546
Salesforce.com, Inc. (a)	100	6,355
Sara Lee Corp.	400	4,856
Sherwin-Williams Co.	100	6,335
Simon Property Group, Inc. (REIT)	405	29,160
SLM Corp. (a)	300	3,159
Southwestern Energy Co. (a)	300	12,864
Spectra Energy Corp.	600	12,750
Sprint Nextel Corp. (a)	2,500	8,200
Staples, Inc.	600	14,076
Starbucks Corp. (a)	900	19,611
State Street Corp.	300	12,864
Stryker Corp.	200	10,384
Symantec Corp. (a)	600	10,170
Synthes, Inc.	97	12,371
Sysco Corp.	500	13,995
T. Rowe Price Group, Inc.	100	4,962
Target Corp.	100	5,127
Texas Instruments, Inc.	800	18,000
Thermo Fisher Scientific, Inc. (a)	300	13,845
Tiffany & Co.	200	8,122
Time Warner Cable, Inc.	208	9,067

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Time Warner, Inc.	900	$24,705
TJX Cos., Inc.	300	11,403
Toll Brothers, Inc. (a)	100	1,847
Travelers Cos., Inc.	100	5,067
Union Pacific Corp.	300	18,150
United Parcel Service, Inc., Class B	500	28,885
United Technologies Corp.	800	53,984
UnitedHealth Group, Inc.	700	23,100
Unum Group	300	5,871
U.S. Bancorp	2,800	70,224
Varian Medical Systems, Inc. (a)	100	5,029
Verizon Communications, Inc.	1,900	55,898
Vertex Pharmaceuticals, Inc. (a)	100	3,840
Viacom, Inc., Class B (a)	400	11,656
Visa, Inc., Class A	200	16,406
Vornado Realty Trust (REIT)	202	13,065
Walgreen Co.	900	32,445
Wal-Mart Stores, Inc.	1,900	101,517
Walt Disney Co.	1,200	35,460
Waters Corp. (a)	100	5,698
WellPoint, Inc. (a)	300	19,116
Wells Fargo & Co.	7,158	203,502
Western Union Co.	500	9,270
Williams Cos., Inc.	600	12,504
WR Berkley Corp.	100	2,433
Xerox Corp.	500	4,360
XTO Energy, Inc.	500	22,285
Yahoo!, Inc. (a)	1,000	15,010
Yum! Brands, Inc.	100	3,421
Zimmer Holdings, Inc. (a)	100	5,632

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Zions Bancorporation	2,800	$53,116

		6,532,844

Total Common Stocks 33.4%		10,908,203

Investment Companies 12.9%
Affiliated Funds 11.9%
Morgan Stanley Institutional Fund, Inc. — Capital Growth Portfolio, Class I	25,896	482,702
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio, Class I	12,707	274,972
Morgan Stanley Institutional Fund, Inc. — International Growth Equity Portfolio, Class I	13,609	117,857
Morgan Stanley Institutional Fund Trust — Core Plus Fixed Income Portfolio	134,531	1,279,388
Van Kampen High Yield Fund, Class I	117,717	1,101,827
Van Kampen International Growth Fund, Class I	41,794	634,440

		3,891,186

Unaffiliated Funds 1.0%
SPDR Barclays Capital High Yield Bond ETF	7,900	307,152

Total Investment Companies 12.9%		4,198,338

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	160	10,903
Henkel AG & Co. KGaA	204	10,375
Porsche Automobil Holding SE	66	3,742
RWE AG	29	2,351
Volkswagen AG	84	6,786

Total Preferred Stocks 0.1%		34,157

Government Agency Obligations 0.6%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.50% coupon, maturing 08/20/12)		110,487

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Description	Value

Government Agency Obligations (continued)
Federal National Mortgage Association ($90,000 par, 4.88% coupon, maturing 05/18/12)	$97,597

Total Government Agency Obligations 0.6%	208,084

Total Long-Term Investments 47.0% (Cost $13,824,863)	15,348,782

Repurchase Agreements 51.7%
Banc of America Securities ($4,764,528 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 01/29/10, to be sold on 02/01/10 at $4,764,567)	4,764,528
JPMorgan Chase & Co. ($12,061,552 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.11%, dated 01/29/10, to be sold on 02/01/10 at $12,061,663)	12,061,552
State Street Bank & Trust Co. ($47,920 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 01/29/10, to be sold on 02/01/10 at $47,920)	47,920

Total Repurchase Agreements 51.7% (Cost $16,874,000)	16,874,000

Total Investments 98.7% (Cost $30,698,863)	32,222,782

Foreign Currency 0.1% (Cost $33,764)	32,777

Other Assets in Excess of Liabilities 1.2%	404,454

Net Assets 100.0%	$32,660,013

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision on the Fund’s Trustees. The total market value of these securities is $4,132,303.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

(a)	Non-income producing security.
REIT — Real Estate Investment Trust
Forward Foreign Currency Contracts Outstanding as of January 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
817,832 expiring 02/18/10	US$	$722,283	$(30,695)
44,753 expiring 02/18/10	US$	39,524	(1,749)
338,733 expiring 02/18/10	US$	299,158	(13,256)

			(45,700)

Brazil Real
220,020 expiring 02/18/10	US$	116,391	(10,057)

Canadian Dollar
1,148,490 expiring 02/18/10	US$	1,074,083	(32,905)
432,279 expiring 02/18/10	US$	404,273	(13,230)

			(46,135)

Euro
2,020,513 expiring 02/18/10	US$	2,801,324	(133,309)
829,760 expiring 02/18/10	US$	1,150,414	(52,128)

			(185,437)

Hong Kong Dollar
1,030,892 expiring 02/18/10	US$	132,794	(168)

Indian Rupee
5,805,940 expiring 02/18/10	US$	125,600	(1,478)

Japanese Yen
449,703,235 expiring 02/18/10	US$	4,982,289	36,799

Mexican Peso
4,626,131 expiring 02/18/10	US$	325,291	(5,425)

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts: (continued)
New Russian Ruble
4,896,534 expiring 02/18/10	US$	$160,865	$(5,514)

Norwegian Krone
31,259 expiring 02/18/10	US$	5,274	(260)
1,945,526 expiring 02/18/10	US$	328,229	(17,313)

			(17,573)

Polish Zloty
473,004 expiring 02/18/10	US$	161,758	(4,621)

Pound Sterling
635,542 expiring 02/18/10	US$	1,015,792	(12,294)
316,569 expiring 02/18/10	US$	505,975	(9,463)

			(21,757)

Republic of Korea Won
788,624,551 expiring 02/18/10	US$	678,508	(22,679)

Singapore Dollar
92,689 expiring 02/18/10	US$	65,904	(835)

Swiss Franc
146,607 expiring 02/18/10	US$	135,401	(5,838)

Total Long Contracts			(336,418)

Short Contracts:
Brazil Real
288,350 expiring 02/18/10	US$	152,539	1,990

Japanese Yen
55,213,818 expiring 02/18/10	US$	611,717	(4,405)
14,374,806 expiring 02/18/10	US$	159,259	(1,138)
43,627,901 expiring 02/18/10	US$	483,356	(5,948)

			(11,491)

Pound Sterling
337,647 expiring 02/18/10	US$	539,664	6,885

Swedish Krona
2,683,433 expiring 02/18/10	US$	363,185	18,237

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts: (continued)
Swiss Franc
170,851 expiring 02/18/10	US $	$161.088	$5,251

Total Short Contracts			20,872

Total Forward Foreign Currency Contracts			$(315,546)

Futures Contracts Outstanding as of January 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
ASX SPI 200 Index, March 2010 (Current Notional Value of $101,018 per contract)	8	$(22,577)
Australian Treasury Bond 10-Year, March 2010 (Current Notional Value of $92,651 per contract)	1	2,296
CAC 40 Index, February 2010 (Current Notional Value of $51,963 per contract)	7	(26,270)
DAX Index, March 2010 (Current Notional Value of $194,853 per contract)	1	(6,168)
Dow Jones EURO STOXX 50 Index, March 2010 (Current Notional Value of $38,543 per contract)	14	(27,222)
FTSE 100 Index, March 2010 (Current Notional Value of $82,500 per contract)	8	(16,635)
German Euro Bond, March 2010 (Current Notional Value of $171,492 per contract)	15	3,128
Hang Seng China Ent Index, February 2010 (Current Notional Value of $74,344 per contract)	4	1,155
Hang Seng Index, February 2010 (Current Notional Value of $130,075 per contract)	1	96
JGB Mini 10-Year, March 2010 (Current Notional Value of $153,869 per contract)	19	1,886
S&P 500 E-Mini Index, March 2010 (Current Notional Value of $53,520 per contract)	35	(55,789)
S&P Midcap 400 E-Mini Index, March 2010 (Current Notional Value of $70,130 per contract)	20	15,555

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts: (continued)
S&P TSE 60 Index, March 2010 (Current Notional Value of $121,408 per contract)	8	$(50,522)
SGX MSCI Singapore Index, February 2010 (Current Notional Value of $46,703 per contract)	3	2,223
Topix Index, March 2010 (Current Notional Value of $98,671 per contract)	20	19,898
U.S. Treasury Notes 10-Year Futures, March 2010 (Current Notional Value of $118,156 per contract)	3	5,813
UK Long Gilt Bond, March 2010 (Current Notional Value of $185,334 per contract)	3	(6,705)

Total Long Contracts	170	(159,838)

Short Contracts:
Russell 2000 Mini Index, March 2010 (Current Notional Value of $60,100 per contract)	7	5,915

Total Futures Contracts	177	$(153,923)

Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investments	Quoted Prices	Observable Inputs	Inputs	Total	Net Assets

Investments in an Asset Position
Common Stocks
Pharmaceuticals	$593,708	$401,167	$—	$994,875	3.1%
Integrated Oil & Gas	446,500	232,867	—	679,367	2.1
Diversified Banks	273,756	310,717	—	584,473	1.8
Other Diversified Financial Services	449,424	17,409	—	466,833	1.4
Packaged Foods & Meats	127,206	293,937	—	421,143	1.3
Integrated Telecommunication Services	197,412	212,932	—	410,344	1.3
Systems Software	320,678	—	—	320,678	1.0
Computer Hardware	314,994	—	—	314,994	1.0
Communications Equipment	229,927	37,169	—	267,096	0.8
Household Products	215,560	37,505	—	253,065	0.8
Diversified Metals & Mining	20,007	218,837	—	238,844	0.7
Tobacco	122,612	99,921	—	222,533	0.7
Aerospace & Defense	171,933	47,986	—	219,919	0.7
Oil & Gas Equipment & Services	173,882	40,431	—	214,313	0.7
Industrial Conglomerates	162,153	42,646	—	204,799	0.6
Soft Drinks	202,819	—	—	202,819	0.6
Health Care Equipment	130,310	42,790	—	173,100	0.5
Hypermarkets & Super Centers	135,975	24,790	—	160,765	0.5
Biotechnology	153,744	4,133	—	157,877	0.5
Oil & Gas Exploration & Production	122,936	32,533	—	155,469	0.5
Semiconductors	121,548	15,038	—	136,586	0.4
Diversified Chemicals	38,529	74,044	—	112,573	0.3
Industrial Machinery	49,680	62,500	—	112,180	0.3
Regional Banks	111,992	—	—	111,992	0.3
Food Retail	19,695	91,430	—	111,125	0.3
Multi-Line Insurance	20,368	88,292	—	108,660	0.3
Diversified Capital Markets	—	103,755	—	103,755	0.3
Movies & Entertainment	94,086	9,656	—	103,742	0.3
Apparel, Accessories & Luxury Goods	6,976	95,766	—	102,742	0.3
Electric Utilities	—	97,135	—	97,135	0.3
Automobile Manufacturers	10,840	84,760	—	95,600	0.3
Asset Management & Custody Banks	87,180	7,449	—	94,629	0.3
Internet Software & Services	86,007	—	—	86,007	0.3
Fertilizers & Agricultural Chemicals	35,703	49,225	—	84,928	0.3
Construction & Farm Machinery & Heavy Trucks	55,497	29,311	—	84,808	0.3
Application Software	29,352	54,045	—	83,397	0.3
Life & Health Insurance	43,222	39,849	—	83,071	0.3
Brewers	4,200	76,074	—	80,274	0.3
Heavy Electrical Equipment	—	78,624	—	78,624	0.2
Restaurants	54,564	23,303	—	77,867	0.2
Property & Casualty Insurance	74,029	2,734	—	76,763	0.2
Apparel Retail	30,129	45,039	—	75,168	0.2
Drug Retail	74,526	—	—	74,526	0.2
Industrial Gases	22,660	50,414	—	73,074	0.2
Multi-Utilities	—	73,024	—	73,024	0.2
Air Freight & Logistics	53,628	17,621	—	71,249	0.2
Investment Banking & Brokerage	64,812	5,438	—	70,250	0.2
Health Care Services	53,967	15,182	—	69,149	0.2
Wireless Telecommunication Services	20,935	44,368		65,303	0.2

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investments	Quoted Prices	Observable Inputs	Inputs	Total	Net Assets

Data Processing & Outsourced Services	$63,576	$—	$—	$63,576	0.2%
Managed Health Care	62,823	—	—	62,823	0.2
Broadcasting — Diversified	47,342	10,521	—	57,863	0.2
Railroads	55,099	—	—	55,099	0.2
Oil & Gas Drilling	45,992	9,064	—	55,056	0.2
Distillers & Vintners	—	53,993	—	53,993	0.2
Consumer Finance	51,957	—	—	51,957	0.2
Electrical Components & Equipment	41,836	9,250	—	51,086	0.2
Computer Storage & Peripherals	43,746	2,328	—	46,074	0.1
Publishing	11,866	33,411	—	45,277	0.1
Construction Materials	—	44,197	—	44,197	0.1
Broadcasting & Cable TV	25,751	17,508	—	43,259	0.1
IT Consulting & Other Services	29,227	10,970	—	40,197	0.1
Department Stores	15,111	25,063	—	40,174	0.1
Construction & Engineering	11,111	28,375	—	39,486	0.1
Personal Products	14,294	24,895	—	39,189	0.1
Home Improvement Retail	21,233	12,466	—	33,699	0.1
Marine	—	33,398	—	33,398	0.1
Retail REIT’s	29,160	4,214	—	33,374	0.1
Specialty Chemicals	8,780	21,667	—	30,447	0.1
Diversified REIT’s	13,065	15,485	—	28,550	0.1
Semiconductor Equipment	12,180	15,337	—	27,517	0.1
Health Care Distributors	26,405	—	—	26,405	0.1
Oil & Gas Storage & Transportation	25,254	—	—	25,254	0.1
Multi-Sector Holdings	—	24,714	—	24,714	0.1
Diversified Commercial & Professional Services	—	24,523	—	24,523	0.1
Steel	8,160	16,176	—	24,336	0.1
Hotels, Resorts & Cruise Lines	8,579	14,253	—	22,832	0.1
Reinsurance	—	22,727	—	22,727	0.1
Specialty Stores	22,198	—	—	22,198	0.1
Highways & Railtracks	—	21,666	—	21,666	0.1
Specialized Finance	6,899	13,511	—	20,410	0.1
Life Sciences Tools & Services	18,816	—	—	18,816	0.1
Agricultural Products	17,867	—	—	17,867	0.1
Insurance Brokers	17,293	—	—	17,293	0.1
Paper Products	6,873	10,206	—	17,079	0.1
Gold	12,858	4,215	—	17,073	0.1
Building Products	2,712	14,158	—	16,870	0.1
General Merchandise Stores	16,255	—	—	16,255	0.1
Electronic Equipment Manufacturers	15,351	—	—	15,351	0.1
Advertising	7,060	7,386	—	14,446	0.1
Human Resource & Employment Services	—	14,134	—	14,134	0.1
Food Distributors	13,995	—	—	13,995	0.1
Health Care Supplies	3,353	10,045	—	13,398	0.1
Trading Companies & Distributors	4,148	9,065	—	13,213	0.0	*
Office	12,974	—	—	12,974	0.0	*
Computer & Electronics Retail	12,972	—	—	12,972	0.0	*
Footwear	12,750	—	—	12,750	0.0	*
Internet Retail	12,541	—	—	12,541	0.0	*
Tires & Rubber	—	12,284	—	12,284	0.0	*
Education Services	12,118	—	—	12,118	0.0	*
Auto Parts & Equipment	11,858	—	—	11,858	0.0	*
Environmental & Facilities Services	—	11,443	—	11,443	0.0	*
Gas Utilities	—	11,184	—	11,184	0.0	*
Independent Power Producers & Energy Traders	—	10,824	—	10,824	0.0	*
Electronic Manufacturing Services	9,952	—	—	9,952	0.0	*
Aluminum	7,638	—	—	7,638	0.0	*
Casinos & Gaming	3,668	3,941	—	7,609	0.0	*
Consumer Electronics	—	7,557	—	7,557	0.0	*
Leisure Products	6,999	—	—	6,999	0.0	*
Office Electronics	4,360	1,994	—	6,354	0.0	*
Home Entertainment Software	6,304	—	—	6,304	0.0	*
Household Appliances	—	4,742	—	4,742	0.0	*
Real Estate Management & Development	—	4,739	—	4,739	0.0	*
Alternative Carriers	—	4,443	—	4,443	0.0	*
Specialized Consumer Services	4,304	—	—	4,304	0.0	*
Housewares & Specialties	4,157	—	—	4,157	0.0	*
Automotive Retail	3,945	—	—	3,945	0.0	*
Home Furnishing Retail	3,870	—	—	3,870	0.0	*
Distributors	3,768	—	—	3,768	0.0	*
Water Utilities	—	3,320	—	3,320	0.0	*
Residential REIT’s	3,205	—	—	3,205	0.0	*

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investments	Quoted Prices	Observable Inputs	Inputs	Total	Net Assets

Utility	$2,941	$—	$—	$2,941	0.0	%*
Airlines	—	2,915	—	2,915	0.0	*
Commodity Chemicals	—	2,867	—	2,867	0.0	*
Catalog Retail	—	2,841	—	2,841	0.0	*
Trucking	—	2,285	—	2,285	0.0	*
Homebuilding	1,847	—	—	1,847	0.0	*
Preferred Stocks
Health Care Equipment	—	10,903	—	10,903	0.0	*
Automobile Manufacturers	—	10,528	—	10,528	0.0	*
Household Products	—	10,375	—	10,375	0.0	*
Multi-Utilities	—	2,351	—	2,351	0.0	*
Investment Companies
Affiliated Funds	3,891,186	—	—	3,891,186	11.9
Unaffiliated Funds	307,152	—	—	307,152	1.0
United States Government Agencies & Obligations	—	208,084	—	208,084	0.6
Repurchase Agreements	—	16,874,000	—	16,874,000	51.7
Forward Foreign Currency Contracts	—	69,162	—	69,162	0.2
Futures	57,965	—	—	57,965	0.2

Total Investments in an Asset Position	$11,066,360	$21,283,549	$—	$32,349,909	99.1

Investments in a Liability Position
Forward Foreign Currency Contracts	—	(384,708)	—	(384,708)
Futures	(211,888)	—	—	(211,888)

Total Investments in a Liability Position	$(211,888)	$(384,708)	$—	$(596,596)

*	Amount is less than 0.1%.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust II

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 23, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 23, 2010